Goodwill - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended
	Dec. 31, 2011	May 02, 2011 TermNet	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Sep. 30, 2010 TSYS POS Systems and Services LLC
Goodwill [Line Items]
Business acquisition, cash paid		$ 42,000,000			$ 150,450,000
Business acquisition, goodwill		28,918,000
Payment of contingent merger consideration in connection with the purchase of Infonox	6,000,000
Business acquisition, percentage of ownership			49.00%	51.00%
Business acquisition, cost of acquired entity, purchase price			174,100,000	150,500,000
Percentage acquisition of business			49.00%
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount				155,500,000
Pre-tax goodwill impairment						2,200,000
After-tax goodwill impairment						$ 1,500,000